SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2018
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

25.    SUBSEQUENT EVENTS

On January 3, 2019, the Company received written notification (the “Market Value Notification Letter”) from the Nasdaq Listing Qualifications Department notifying the Company that it was not in compliance with the $35 million minimum market value requirement set forth in the Nasdaq Marketplace Rules. The Market Value Notification Letter does not impact the Company’s listing on the Nasdaq at this time. In accordance with Nasdaq Listing Rule 5810(c)(3)(C), the Company has been provided 180 calendar days, or until July 2, 2019, to regain compliance. The Company intends to monitor the market value of its listed securities between now and July 2, 2019 and intends to attempt to cure the deficiency within the prescribed grace period.

On January 14, 2019, the Company received written notification (the “Bid Price Notification Letter”) from the Nasdaq Listing Qualifications Department notifying the Company that it was not in compliance with the $1.00 minimum bid price requirement set forth in the Nasdaq Marketplace Rules. The Bid Price Notification Letter does not impact the Company’s listing on the Nasdaq at this time. In accordance with Nasdaq Listing Rule 5810(c)(3)(A), the Company has been provided 180 calendar days, or until July 15, 2019, to regain compliance. The Company intends to monitor the closing bid price of its common shares between now and July 15, 2019 and intends to attempt to cure the deficiency within the prescribed grace period.

In the event the Company does not regain compliance with the Nasdaq minimum market value or minimum bid price rules within the prescribed compliance periods, the Company may be eligible for additional time to regain compliance or may face delisting. Nasdaq also has broad discretionary public interest authority that it can exercise to apply additional or more stringent criteria for the continued listing of the Common Shares, or suspend or delist securities even if the securities meet all enumerated criteria for continued listing on the Nasdaq. The Nasdaq could use this discretionary authority at any time to delist the Common Shares. There can be no assurance that Nasdaq will not exercise such discretionary authority. In addition, there is no assurance that the Company will be able to regain compliance with the minimum bid price and minimum market value requirements prior to expiration of the prescribed compliance periods, or if it does, that the Company will be able to maintain such compliance as a result of the risks and uncertainties described above.

On January 22, 2019, the Company announced that pursuant to a settlement reached with Edwards Lifesciences PVT, Inc. and Edwards Lifesciences (Canada) Inc. (collectively, “Edwards”), the patent infringement action that Edwards had previously commenced in the Federal Court of Canada against the Company, Boston Scientific and Livanova, will be dismissed on a no-costs basis.

On February 20, 2019, the Company announced that it had entered into a settlement agreement with Endovalve. This agreement resolved certain potential claims against the Company. The settlement agreement contemplates certain fees being paid by Neovasc to Endovalve, including settlement fees in installments totaling $3 million over the two and a half years following the agreement's execution. In addition, Neovasc agreed to pay Endovalve a royalty of 1.3% on the annual net sales of the Tiara following the first commercial sale of the Tiara. Also contained in the settlement agreement are buy-out clauses that allow Neovasc, or an acquirer of Neovasc or the Tiara assets, to buy out these royalty obligations. As part of the settlement agreement, the claims against the Neovasc Defendants were dismissed with prejudice.

On December 20, 2018, the Company filed a comprehensive Q-Sub submission to the U.S. Food and Drug Administration (the “FDA”) with all available Reducer clinical evidence, requesting a Sprint FDA discussion meeting. The Neovasc team, together with two top U.S. Cardiologists, met with the FDA proposing moving forward with a premarket approval (“PMA”) submission using the available Neovasc clinical evidence. On February 20, 2019, the Company announced that the FDA had informed Neovasc that, despite “Breakthrough Device Designation”, the FDA review team recommends collection of further pre-market blinded data prior to PMA submission. Through the Sprint discussion process, Neovasc will continue discussions with the FDA and their senior management, to attempt to bring this promising refractory angina device therapy to U.S. patients as soon as possible.

On February 28, 2019, the Company completed an underwritten public offering (the “February 2019 Financing”) of 11,111,111 Common Shares, at a price of $0.45 per Common Share, for gross proceeds of approximately $5 million before deducting the underwriting commission and offering expenses payable by the Company. The Company intends to use the approximately $4.02 million net proceeds of the February 2019 Financing for the development and commercialization of the Reducer, development of the Tiara and general corporate and working capital purposes. As part of the underwriter's compensation in the February 2019 Financing, the Company issued the underwriter warrants (the “February Broker Warrants”) to purchase in aggregate up to a 722,222 Common Shares, exercisable at a price per Common Share equal to $0.5625 for a period of three years following issuance.

On March 12, 2019, the Company announced that it had entered into Exchange Agreements with the holders of all of its outstanding Series A common share purchase warrants (the "Series A Warrants") and Series E common share purchase warrants (the "Series E Warrants") issued pursuant to the 2017 Financings, pursuant to which the Company issued an aggregate of approximately 496,239 Common Shares for the surrender and cancellation of all of the Series A Warrants and Series E Warrants outstanding, on the basis of 0.0085 of a Common Share for each Series A Warrant or Series E Warrant (the “Exchange”). Following completion of the Exchange, there are no longer any warrants remaining outstanding from the 2017 Financings.

On March 15, 2019, the Company completed an underwritten public offering (the “March 2019 Financing”) of 11,111,111 Common Shares, at a price of $0.45 per Common Share, for gross proceeds of approximately $5 million before deducting the underwriting commission and offering expenses payable by the Company. The Company intends to use the approximately $4.25 million net proceeds of the March 2019 Financing for the development and commercialization of the Reducer, development of the Tiara and general corporate and working capital purposes. As part of the underwriter's compensation in the March 2019 Financing, the Company issued the underwriter warrants (the “March Broker Warrants”, and together with the February Broker Warrants, the "Broker Warrants") to purchase in aggregate up to a 722,222 Common Shares, exercisable at a price per Common Share equal to $0.5625 for a period of three years following issuance.

On March 21, 2019, the Company announced that the Appeals Court in Munich rendered its decision with respect to the Company’s litigation with CardiAQ in Germany. The Appeals Court amended the decision of the German Court and dismissed the complaint of CardiAQ in full.

Updated Share Capital

As at March 19, 2019, all Series A Warrants, Series B warrants, Series C Warrants, Series D warrants, Series E Warrants and Series F warrants from the 2017 Financings have now been exercised or exchanged into Common Shares. Of the $32,750,000 aggregate principal amount of Notes issued pursuant to the 2017 Financings, only $10,825,000 aggregate principal amount of Notes remains outstanding.

As of March 19, 2019, the Company had 61,985,116 Common Shares issued and outstanding. The following securities are convertible into Common Shares: 3,682,469 stock options with a weighted average exercise price of $7.70,  1,444,444 Broker Warrants and $10,825,000 principal amount of Notes, which Notes could convert into 24,055,555 Common Shares (not taking into account the alternate conversion price or anti-dilution mechanisms). Our fully diluted share capital as of the same date is 91,167,584. Our fully diluted share capital, adjusted on the assumption that all of the outstanding Notes are converted using the alternate conversion price at the closing price on March 18, 2018, is 94,869,863.